Goodwill and Other Intangible Assets (Other Intangible Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Indefinite-lived intangible assets:
Trademarks and trade names	¥ 124,924	¥ 126,192
Asset management contracts	55,740	57,928
Others	11,657	3,156
Indefinite-Lived Intangible Assets (Excluding Goodwill), Total	192,321	187,276
Intangible assets subject to amortization:
Software	150,479	142,049
Customer relationships	186,862	184,475
Asset management contracts	119,157	117,043
Others	152,925	165,130
Finite-Lived Intangible Assets, Gross, Total	609,423	608,697
Accumulated amortization	(276,333)	(263,023)
Net	333,090	345,674
Intangible Assets, Net (Excluding Goodwill), Total	¥ 525,411	¥ 532,950